Other provisions - Additional Information (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Charges on other provisions	£ 551,000,000
Discount on the provisions	2,000,000	£ 1,000,000
Short term legal proceedings	138,000,000
Legal proceedings and other disputes provision estimated	0	0
Pension augmentations arising from staff redundancies	£ 18,000,000	23,000,000
Period for amounts provided are expected to be utilised	2 years
Provision for employee benefits	£ 6,000,000	40,000,000
Onerous property lease provisions	38,000,000	39,000,000
Disabled employees [member]
Disclosure of other provisions [line items]
Provision for employee benefits	108,000,000	£ 135,000,000
Legal and other disputes [member]
Disclosure of other provisions [line items]
Charges on other provisions	£ 173,000,000